Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of objectives, policies and processes for managing capital [abstract]
Equity attributable to owners of the Company	$ 154,571	$ 160,268
Loans payable	64,860	78,682
Capital including cash and cash equivalents	219,431	238,950
Less: Cash and cash equivalents	(23,878)	(42,145)	$ (25,102)
Capital	$ 195,553	$ 196,805